Cash and cash equivalents	12 Months Ended
Mar. 31, 2018
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
7.	Cash and cash equivalents

Cash and cash equivalents as per consolidated statement of financial position, as at March 31, 2018 amounted to ₹ 1,991,846 (March 31, 2017: ₹ 1,621,358). This excludes cash-restricted of ₹ 296,275 (March 31, 2017: ₹ 262,907), representing deposits held under lien against working capital facilities availed and bank guarantees given by the Group towards future performance obligations.

(a)	Restricted cash

	March 31, 2018	March 31, 2017	March 31, 2016
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	296,275	262,907	345,328
Total restricted cash	296,275	262,907	345,328

(b) Non restricted cash
Current
Cash and bank balances	1,991,846	1,621,358	1,390,552

Total cash (a+b)	2,288,121	1,884,265	1,735,880
Bank overdraft used for cash management purposes	(2,121,537)	(991,161)	(719,767)
Cash and cash equivalents for the statement of cash flows	166,584	893,104	1,016,113